					     File Number:  333-126384

					     Filed Pursuant to Rule 497(e) Under
					     the Securities Act of 1933

                                                                    June 1, 2018


                         PIONEER CLASSIC BALANCED FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
Effective July 1, 2018, the following supplements the corresponding information under the headings "Principal investment strategies" and "Principal risks of investing in the fund" in the section entitled "Fund summary":


PRINCIPAL INVESTMENT STRATEGIES
Amundi Pioneer allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. For purposes of the fund's investment policies, equity securities include common stocks and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), funds that invest primarily in equity securities, and preferred stocks. The fund's investments in debt securities include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, municipal securities, floating rate loans, debt convertible to equity securities, subordinated debt securities, event-linked bonds and other insurance-linked securities, funds that invest primarily in debt securities, short-term debt securities, cash and cash equivalents. Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its net assets in debt securities rated below investment grade, including convertible debt, or, if unrated, of equivalent credit quality as determined by Amundi Pioneer. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers. The fund does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers.

In selecting equity securities, Amundi Pioneer uses a value approach to select the fund's investments. Using this investment style and considering the ESG standards described below, Amundi Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Amundi Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Amundi Pioneer employs fundamental research, an evaluation of the issuer based on its financial statements and operations. Amundi Pioneer also considers a security's current dividend, as well as the potential for dividend income growth in the future. Amundi Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Amundi Pioneer looks for in selecting equity investments include:
o Favorable expected returns relative to perceived risk
o Above average potential for revenue, earnings and dividend growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale
o Sustainable business practices, including through environmental, social and/or corporate governance (ESG) policies, practices or outcomes

In selecting debt securities, Amundi Pioneer considers both broad economic and issuer specific factors. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, Amundi Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Amundi Pioneer determines the preferable portfolio characteristics, Amundi Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Amundi Pioneer employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Amundi Pioneer also considers the ESG standards described below. In making portfolio decisions, Amundi Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

Amundi Pioneer integrates ESG analysis into its investment process by focusing on companies with sustainable business models and evaluating ESG-related risks as part of our research recommendations. Environmental assessment categories typically include climate change, natural resource use, waste management and environmental opportunities. Social assessment categories typically include human capital, product safety and social opportunities. Governance assessment categories typically include corporate governance, business ethics and government and public policy. ESG related concerns in one area might not automatically eliminate an issuer from being an eligible investment for the fund. In making ESG evaluations, Amundi Pioneer may consider whether an issuer's ESG policies or practices are improving.

In addition, the fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards, based on a system that uses ESG ratings provided by third parties or internal sources. When using ESG ratings to exclude corporate issuers and evaluating ESG issues generally, Amundi Pioneer considers ratings in the context of an issuer's respective sector or industry. The fund generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products and certain controversial military weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

Amundi Pioneer does not take into consideration whether the sponsor of a mortgage-backed or asset-backed security in which the fund invests meets ESG criteria. That is because mortgage-backed and asset-backed securities represent interests in pools of underlying assets (e.g., mortgages or loans), and not of the ongoing business enterprise of the sponsor. It is therefore possible that the fund could invest in a mortgage-backed or asset-backed security sponsored by a bank or other financial institution in which the fund would not invest directly.

The fund's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the statement of additional information.


PRINCIPAL RISKS OF INVESTING IN THE FUND
ESG RISK. The fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the fund as compared with other funds that do not apply minimum ESG standards, which may mean forgoing some investment opportunities available to funds without similar ESG standards. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. Further, in implementing its ESG approach, Amundi Pioneer focuses on investment considerations that relate to potential return and risk, without sacrificing these considerations for non-economic purposes.

















                                                                   31052-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    June 1, 2018


                         PIONEER CLASSIC BALANCED FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2017


PRINCIPAL INVESTMENT STRATEGIES
Effective July 1, 2018, the following supplements the corresponding information in the sections entitled "Fund summary," "More on the fund's investment objectives and strategies" and "More on the risks of investing in the fund":


PRINCIPAL INVESTMENT STRATEGIES
Amundi Pioneer allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. For purposes of the fund's investment policies, equity securities include common stocks and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), funds that invest primarily in equity securities, and preferred stocks. The fund's investments in debt securities include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, municipal securities, floating rate loans, debt convertible to equity securities, subordinated debt securities, event-linked bonds and other insurance-linked securities, funds that invest primarily in debt securities, short-term debt securities, cash and cash equivalents. Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its net assets in debt securities rated below investment grade, including convertible debt, or, if unrated, of equivalent credit quality as determined by Amundi Pioneer. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers. The fund does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers.

In selecting equity securities, Amundi Pioneer uses a value approach to select the fund's investments. Using this investment style and considering the ESG standards described below, Amundi Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Amundi Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Amundi Pioneer employs fundamental research, an evaluation of the issuer based on its financial statements and operations. Amundi Pioneer also considers a security's current dividend, as well as the potential for dividend income growth in the future. Amundi Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Amundi Pioneer looks for in selecting equity investments include:
o Favorable expected returns relative to perceived risk
o Above average potential for revenue, earnings and dividend growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale
o Sustainable business practices, including through environmental, social and/or corporate governance (ESG) policies, practices or outcomes

In selecting debt securities, Amundi Pioneer considers both broad economic and issuer specific factors. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, Amundi Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Amundi Pioneer determines the preferable portfolio characteristics, Amundi Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Amundi Pioneer employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Amundi Pioneer also considers the ESG standards described below. In making portfolio decisions, Amundi Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

Amundi Pioneer integrates ESG analysis into its investment process by focusing on companies with sustainable business models and evaluating ESG-related risks as part of our research recommendations. Environmental assessment categories typically include climate change, natural resource use, waste management and environmental opportunities. Social assessment categories typically include human capital, product safety and social opportunities. Governance assessment categories typically include corporate governance, business ethics and government and public policy. ESG related concerns in one area might not automatically eliminate an issuer from being an eligible investment for the fund. In making ESG evaluations, Amundi Pioneer may consider whether an issuer's ESG policies or practices are improving.

In addition, the fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards, based on a system that uses ESG ratings provided by third parties or internal sources. When using ESG ratings to exclude corporate issuers and evaluating ESG issues generally, Amundi Pioneer considers ratings in the context of an issuer's respective sector or industry. The fund generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products and certain controversial military weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

Amundi Pioneer does not take into consideration whether the sponsor of a mortgage-backed or asset-backed security in which the fund invests meets ESG criteria. That is because mortgage-backed and asset-backed securities represent interests in pools of underlying assets (e.g., mortgages or loans), and not of the ongoing business enterprise of the sponsor. It is therefore possible that the fund could invest in a mortgage-backed or asset-backed security sponsored by a bank or other financial institution in which the fund would not invest directly.

The fund's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the statement of additional information.


PRINCIPAL INVESTMENT RISKS
ESG RISK. The fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the fund as compared with other funds that do not apply minimum ESG standards, which may mean forgoing some investment opportunities available to funds without similar ESG standards. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. Further, in implementing its ESG approach, Amundi Pioneer focuses on investment considerations that relate to potential return and risk, without sacrificing these considerations for non-economic purposes.
















                                                                   31053-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC